Other assets (Details) - Schedule of other assets - MXN ($) $ in Thousands	Jan. 03, 2021	Dec. 31, 2019
Schedule of other assets [Abstract]
Restricted cash	$ 42,915
Inventory of rewards	28,804	13,315
Rental security deposit	5,774	3,549
Transaction costs of the merger		9,822
Other receivables	58,698	7,259
Total other assets	136,191	33,945
Current	130,417	20,574
Non-current	$ 5,774	$ 13,371